Expense Example - Hartford Schroders Emerging Markets Equity Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10	Class SDR Year 1	Class SDR Year 3	Class SDR Year 5	Class SDR Year 10
USD ($)	697	1,007	1,338	2,273	319	676	1,159	2,493	127	397	686	1,511	182	563	970	2,105	152	471	813	1,779	121	378	654	1,443	119	372	644	1,420	110	343	595	1,317	109	340	590	1,306